Long-Term Incentive Plan (Weighted-Average Grant Date Fair Values) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long Term Incentive Plan [Line Items]
Units granted (in shares)	377,865
Weighted-Average Grant Date Fair Value (in dollars per share)	$ 63.27
Performance Shares [Member]
Long Term Incentive Plan [Line Items]
Units granted (in shares)	182,834	218,923	189,544
Weighted-Average Grant Date Fair Value (in dollars per share)	$ 63.65	$ 73.80	$ 82.34
Time-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Units granted (in shares)	195,031	83,564	30,604
Weighted-Average Grant Date Fair Value (in dollars per share)	$ 62.91	$ 71.03	$ 79.10